UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2018

American Century® Diversified Corporate Bond ETF (KORP)
American Century® STOXX® U.S. Quality Value ETF (VALQ)

The iSTOXX American Century USA Quality Value Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. American Century STOXX U.S. Quality Value ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the iSTOXX American Century USA Quality Value Index or its data.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the seven-week period from the ETFs’ inception to February 28, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on ETF performance, plus other investment insights, we encourage you to visit our website, americancenturyetfs.com.

Upbeat Economic Data Drove Down Stock, Bond Returns

Although its duration was brief, the reporting period was packed with milestone market movements. For example, after rallying to another double-digit annual gain in 2017, followed by its largest monthly return in nearly two years in January, the S&P 500 Index plunged in early February to post its largest monthly decline in two years. Despite robust corporate earnings reports, U.S. stocks sold off sharply after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve would pursue a more-aggressive rate-hike campaign than previously expected. Although volatility subsided somewhat by the end of February, and stocks recovered some of their earlier losses, returns remained negative for the reporting period.

It was a similar story for investment-grade corporate bonds, as rising interest rates weighed on returns despite generally positive underlying corporate fundamentals. Meanwhile, equity market volatility and the general “risk-off” sentiment prevalent in the financial markets pressured the high-yield corporate bond sector. Returns were negative, but the relative yield advantages of high-yield securities helped the sector outperform investment-grade corporates.

As recent events indicate, market volatility has returned from an extended period of relative dormancy. Meanwhile, global growth is accelerating, inflationary pressures are mounting, and Treasury yields are rising. Against this backdrop, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 28, 2018

Diversified Corporate Bond ETF
Portfolio at a Glance
Average Duration (effective)	4.4 years
Weighted Average Life	5.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	97.3%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	1.0%

STOXX® U.S. Quality Value ETF
Top Ten Holdings	% of net assets
AT&T, Inc.	2.2%
Citigroup, Inc.	2.0%
Bank of America Corp.	1.8%
Apple, Inc.	1.8%
International Business Machines Corp.	1.8%
Pfizer, Inc.	1.6%
Anthem, Inc.	1.6%
Intel Corp.	1.5%
HP, Inc.	1.4%
Hewlett Packard Enterprise Co.	1.4%

Top Five Industries	% of net assets
Health Care Providers and Services	8.4%
Technology Hardware, Storage and Peripherals	7.7%
Banks	5.4%
Equity Real Estate Investment Trusts (REITs)	4.7%
Food Products	4.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.1%

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period(1) 9/1/17 - 2/28/18	Annualized Expense Ratio(1)
Diversified Corporate Bond ETF
Actual	$1,000	$985.30(2)	$0.59(3)	0.45%
Hypothetical	$1,000	$1,022.56(4)	$2.26(4)	0.45%
STOXX® U.S. Quality Value ETF
Actual	$1,000	$977.80(2)	$0.38(3)	0.29%
Hypothetical	$1,000	$1,023.36(4)	$1.45(4)	0.29%

(1)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from January 11, 2018 (fund inception) through February 28, 2018.

(3)
Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 49, the number of days in the period from January 11, 2018 (fund inception) through February 28, 2018, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the fund had been available throughout the entire period and are calculated using the fund's annualized expense ratio listed in the table above.

Schedules of Investments

FEBRUARY 28, 2018 (UNAUDITED)

Diversified Corporate Bond ETF

	Principal Amount	Value
CORPORATE BONDS — 97.3%
Aerospace and Defense — 0.4%
KLX, Inc., 5.875%, 12/1/22(1)	$50,000	$51,688
Auto Components — 1.2%
Delphi Technologies plc, 5.00%, 10/1/25(1)	55,000	54,673
Lear Corp., 3.80%, 9/15/27	100,000	96,630
		151,303
Automobiles — 2.0%
Ally Financial, Inc., 4.625%, 5/19/22	55,000	56,031
General Motors Co., 4.875%, 10/2/23	90,000	94,514
General Motors Financial Co., Inc., 3.10%, 1/15/19	95,000	95,252
		245,797
Banks — 15.7%
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(2)	265,000	259,463
Capital One Financial Corp., 3.50%, 6/15/23	265,000	264,238
Citigroup, Inc., 4.05%, 7/30/22	255,000	261,132
Huntington Bancshares, Inc., 2.30%, 1/14/22	265,000	255,337
KeyCorp, MTN, 2.90%, 9/15/20	190,000	189,644
Regions Financial Corp., 2.75%, 8/14/22	265,000	258,614
SunTrust Bank, 2.45%, 8/1/22	200,000	193,549
Wells Fargo & Co., 4.125%, 8/15/23	260,000	266,426
		1,948,403
Beverages — 0.9%
Molson Coors Brewing Co., 2.10%, 7/15/21	115,000	110,930
Biotechnology — 2.4%
AbbVie, Inc., 2.50%, 5/14/20	185,000	183,458
Biogen, Inc., 3.625%, 9/15/22	115,000	116,482
		299,940
Building Products — 0.5%
Masco Corp., 4.375%, 4/1/26	65,000	66,781
Chemicals — 2.5%
Celanese US Holdings LLC, 4.625%, 11/15/22	75,000	78,301
Dow Chemical Co. (The), 3.00%, 11/15/22	95,000	93,684
Rayonier AM Products, Inc., 5.50%, 6/1/24(1)	55,000	55,000
Westlake Chemical Corp., 3.60%, 8/15/26	80,000	78,061
		305,046
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24	50,000	50,250
Construction and Engineering — 0.4%
MasTec, Inc., 4.875%, 3/15/23	55,000	55,137
Construction Materials — 1.0%
BMC East LLC, 5.50%, 10/1/24(1)	55,000	55,963

	Principal Amount	Value
Martin Marietta Materials, Inc., 3.50%, 12/15/27	$70,000	$67,382
		123,345
Consumer Finance — 7.6%
American Express Co., 2.50%, 8/1/22	265,000	256,299
Block Financial LLC, 5.50%, 11/1/22	90,000	95,319
CIT Group, Inc., 5.00%, 8/1/23	55,000	56,788
Discover Financial Services, 3.85%, 11/21/22	265,000	267,058
Synchrony Financial, 3.75%, 8/15/21	265,000	268,562
		944,026
Containers and Packaging — 1.5%
Ball Corp., 4.375%, 12/15/20	50,000	51,313
Berry Global, Inc., 5.125%, 7/15/23	50,000	51,250
Packaging Corp. of America, 4.50%, 11/1/23	75,000	78,969
		181,532
Diversified Financial Services — 6.2%
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/22(2)	265,000	258,566
JPMorgan Chase & Co., 3.375%, 5/1/23	260,000	257,888
Morgan Stanley, MTN, 4.10%, 5/22/23	255,000	259,924
		776,378
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 4.45%, 4/1/24	175,000	180,604
CenturyLink, Inc., 7.50%, 4/1/24	55,000	55,412
		236,016
Electronic Equipment, Instruments and Components — 0.8%
Avnet, Inc., 4.625%, 4/15/26	105,000	105,960
Energy Equipment and Services — 0.4%
Transocean, Inc., 9.00%, 7/15/23(1)	50,000	54,062
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp., 3.50%, 1/31/23	185,000	185,268
Boston Properties LP, 2.75%, 10/1/26	80,000	74,169
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	55,000	55,550
DDR Corp., 3.625%, 2/1/25	75,000	72,556
		387,543
Food and Staples Retailing — 0.4%
Dollar Tree, Inc., 5.75%, 3/1/23	50,000	52,094
Food Products — 1.5%
Dean Foods Co., 6.50%, 3/15/23(1)	55,000	53,900
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	60,000	57,600
Kraft Heinz Foods Co., 2.80%, 7/2/20	75,000	74,616
		186,116
Gas Utilities — 4.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	140,000	143,857
EQT Midstream Partners LP, 4.125%, 12/1/26	145,000	139,463
Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	70,000	73,242
Williams Partners LP, 4.30%, 3/4/24	140,000	143,708
		500,270

	Principal Amount	Value
Health Care Equipment and Supplies — 2.6%
Becton Dickinson and Co., 2.40%, 6/5/20	$120,000	$118,112
MEDNAX, Inc., 5.25%, 12/1/23(1)	55,000	56,444
Medtronic, Inc., 2.50%, 3/15/20	150,000	149,193
		323,749
Health Care Providers and Services — 2.8%
AmerisourceBergen Corp., 3.50%, 11/15/21	115,000	115,863
Anthem, Inc., 3.30%, 1/15/23	70,000	69,523
DaVita, Inc., 5.125%, 7/15/24	50,000	49,750
Express Scripts Holding Co., 3.05%, 11/30/22	120,000	117,539
		352,675
Hotels, Restaurants and Leisure — 1.2%
Eldorado Resorts, Inc., 6.00%, 4/1/25	55,000	56,925
Wyndham Worldwide Corp., 4.25%, 3/1/22	95,000	95,479
		152,404
Household Durables — 1.7%
Century Communities, Inc., 5.875%, 7/15/25	55,000	54,725
DR Horton, Inc., 4.00%, 2/15/20	95,000	97,105
KB Home, 7.00%, 12/15/21	50,000	54,500
		206,330
Industrial Conglomerates — 1.5%
Eaton Corp., 2.75%, 11/2/22	70,000	68,648
Hasbro, Inc., 3.50%, 9/15/27	125,000	118,557
		187,205
Insurance — 3.1%
Allstate Corp. (The), VRN, 5.75%, 8/15/23(2)	65,000	69,550
American International Group, Inc., 4.875%, 6/1/22	65,000	68,931
International Lease Finance Corp., 5.875%, 8/15/22	90,000	98,389
Prudential Financial, Inc., VRN, 5.625%, 6/15/23(2)	65,000	68,656
Voya Financial, Inc., 3.65%, 6/15/26	75,000	73,722
		379,248
Internet Software and Services — 1.6%
Expedia, Inc., 3.80%, 2/15/28	100,000	93,264
Match Group, Inc., 5.00%, 12/15/27(1)	55,000	55,564
VeriSign, Inc., 4.625%, 5/1/23	50,000	50,625
		199,453
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	120,000	120,948
Metals and Mining — 2.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	50,000	51,188
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(1)	60,000	58,462
FMG Resources Pty Ltd., 4.75%, 5/15/22(1)	50,000	50,150
Newmont Mining Corp., 3.50%, 3/15/22	75,000	75,267
Vale Overseas Ltd., 4.375%, 1/11/22	75,000	77,025
		312,092
Multi-Utilities — 3.7%
Enel Americas SA, 4.00%, 10/25/26	110,000	108,773

	Principal Amount	Value
Exelon Corp., 3.50%, 6/1/22	$110,000	$109,970
FirstEnergy Corp., 4.25%, 3/15/23	105,000	108,185
NRG Energy, Inc., 5.75%, 1/15/28(1)	55,000	54,439
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	75,920
		457,287
Oil, Gas and Consumable Fuels — 9.6%
Anadarko Petroleum Corp., 4.85%, 3/15/21	135,000	140,961
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	50,375
Cenovus Energy, Inc., 3.00%, 8/15/22	145,000	140,730
Cimarex Energy Co., 3.90%, 5/15/27	140,000	137,628
Concho Resources, Inc., 4.375%, 1/15/25	140,000	143,443
Diamondback Energy, Inc., 5.375%, 5/31/25	50,000	50,125
Hess Corp., 7.30%, 8/15/31	120,000	146,837
HollyFrontier Corp., 5.875%, 4/1/26	130,000	140,599
Peabody Energy Corp., 6.375%, 3/31/25(1)	55,000	57,544
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	49,000
Valero Energy Corp., 7.50%, 4/15/32	105,000	137,113
		1,194,355
Paper and Forest Products — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	70,000	73,857
Pharmaceuticals — 0.6%
Allergan Funding SCS, 3.00%, 3/12/20	70,000	69,991
Real Estate Management and Development — 0.8%
CBRE Services, Inc., 5.00%, 3/15/23	95,000	97,438
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	115,000	109,037
Entegris, Inc., 4.625%, 2/10/26(1)	44,000	43,450
Micron Technology, Inc., 5.50%, 2/1/25	55,000	57,338
		209,825
Software — 2.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	190,000	184,148
Citrix Systems, Inc., 4.50%, 12/1/27	110,000	109,416
		293,564
Specialty Retail — 0.8%
Best Buy Co., Inc., 5.50%, 3/15/21	90,000	95,758
Technology Hardware, Storage and Peripherals — 2.8%
Dell International LLC / EMC Corp., 4.42%, 6/15/21(1)	70,000	71,492
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	105,000	108,990
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	50,000	52,000
Seagate HDD Cayman, 4.875%, 3/1/24(1)	110,000	110,280
		342,762
Wireless Telecommunication Services — 1.5%
Vodafone Group plc, 2.95%, 2/19/23	185,000	181,630
TOTAL CORPORATE BONDS (Cost $12,283,116)		12,083,188

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $209,259)	209,259	$209,259
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $12,492,375)		12,292,447
OTHER ASSETS AND LIABILITIES — 1.0%		122,743
TOTAL NET ASSETS — 100.0%		$12,415,190

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,252,174, which represented 10.1% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

FEBRUARY 28, 2018 (UNAUDITED)

STOXX® U.S. Quality Value ETF

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.5%
Boeing Co. (The)	42	$15,213
Huntington Ingalls Industries, Inc.	56	14,672
Lockheed Martin Corp.	49	17,269
Orbital ATK, Inc.	294	38,826
Spirit AeroSystems Holdings, Inc., Class A	637	58,152
Textron, Inc.	238	14,244
United Technologies Corp.	105	14,148
		172,524
Air Freight and Logistics — 0.2%
FedEx Corp.	56	13,799
Airlines — 2.2%
Alaska Air Group, Inc.	609	39,280
American Airlines Group, Inc.	266	14,430
Delta Air Lines, Inc.	259	13,960
JetBlue Airways Corp.(1)	679	14,293
Southwest Airlines Co.	238	13,766
United Continental Holdings, Inc.(1)	826	55,995
		151,724
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)	462	13,370
Automobiles — 0.2%
Thor Industries, Inc.	105	13,545
Banks — 5.4%
Bank of America Corp.	3,920	125,832
BB&T Corp.	252	13,696
Citigroup, Inc.	1,806	136,335
Fifth Third Bancorp	420	13,881
Huntington Bancshares, Inc.	875	13,738
IBERIABANK Corp.	168	13,574
JPMorgan Chase & Co.	119	13,745
Popular, Inc.	686	28,819
Regions Financial Corp.	847	16,440
		376,060
Beverages — 0.6%
Coca-Cola Co. (The)	889	38,423
PepsiCo, Inc.	28	3,072
		41,495
Biotechnology — 1.4%
AbbVie, Inc.	119	13,784
Amgen, Inc.	77	14,150
Celgene Corp.(1)	147	12,807
Gilead Sciences, Inc.	532	41,884
United Therapeutics Corp.(1)	105	12,164
		94,789
Building Products — 0.2%
Owens Corning	203	16,504

	Shares	Value
Capital Markets — 1.0%
Ameriprise Financial, Inc.	84	$13,141
Apollo Global Management LLC	812	26,634
Bank of New York Mellon Corp. (The)	245	13,972
Lazard Ltd., Class A	315	17,000
		70,747
Chemicals — 1.1%
Eastman Chemical Co.	140	14,151
Huntsman Corp.	469	15,134
LyondellBasell Industries NV, Class A	462	49,998
		79,283
Communications Equipment — 0.8%
Cisco Systems, Inc.	441	19,748
Juniper Networks, Inc.	938	24,069
Motorola Solutions, Inc.	133	14,118
		57,935
Construction and Engineering — 0.7%
EMCOR Group, Inc.	182	13,888
Fluor Corp.	364	20,712
Jacobs Engineering Group, Inc.	217	13,250
		47,850
Consumer Finance — 0.8%
Ally Financial, Inc.	546	15,234
American Express Co.	147	14,334
Capital One Financial Corp.	140	13,710
Discover Financial Services	175	13,795
		57,073
Containers and Packaging — 0.4%
Bemis Co., Inc.	308	13,580
Packaging Corp. of America	119	14,185
		27,765
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	70	14,504
Voya Financial, Inc.	847	43,214
		57,718
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	4,144	150,427
CenturyLink, Inc.	3,115	55,042
Verizon Communications, Inc.	1,092	52,132
		257,601
Electric Utilities — 3.9%
Alliant Energy Corp.	91	3,517
American Electric Power Co., Inc.	259	16,985
Edison International	861	52,168
Entergy Corp.	182	13,799
Eversource Energy	56	3,192
FirstEnergy Corp.	420	13,579
Hawaiian Electric Industries, Inc.	140	4,614
NextEra Energy, Inc.	28	4,260
OGE Energy Corp.	441	13,821
PG&E Corp.	1,708	70,182

	Shares	Value
Pinnacle West Capital Corp.	294	$22,626
PPL Corp.	1,337	38,305
Westar Energy, Inc.	245	11,939
Xcel Energy, Inc.	77	3,333
		272,320
Electrical Equipment — 0.4%
Eaton Corp. plc	175	14,122
Regal Beloit Corp.	182	13,159
		27,281
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	462	13,435
Flex Ltd.(1)	805	14,570
Jabil, Inc.	1,057	28,634
TE Connectivity Ltd.	140	14,433
		71,072
Equity Real Estate Investment Trusts (REITs) — 4.7%
CoreCivic, Inc.	637	13,243
Equity Commonwealth(1)	476	14,004
Host Hotels & Resorts, Inc.	2,443	45,342
Iron Mountain, Inc.	609	19,159
Lamar Advertising Co., Class A	308	20,473
LaSalle Hotel Properties	952	23,353
Liberty Property Trust	84	3,298
National Retail Properties, Inc.	728	27,111
Park Hotels & Resorts, Inc.	497	12,917
Public Storage	217	42,193
Simon Property Group, Inc.	224	34,386
Ventas, Inc.	938	45,324
Vornado Realty Trust	49	3,257
Weingarten Realty Investors	504	13,674
Weyerhaeuser Co.	98	3,433
		321,167
Food and Staples Retailing — 3.1%
CVS Health Corp.	1,407	95,296
Kroger Co. (The)	483	13,099
Walgreens Boots Alliance, Inc.	196	13,502
Walmart, Inc.	1,001	90,100
		211,997
Food Products — 4.1%
Archer-Daniels-Midland Co.	2,114	87,774
Bunge Ltd.	196	14,784
Campbell Soup Co.	294	12,657
Conagra Brands, Inc.	385	13,910
Flowers Foods, Inc.	658	13,647
General Mills, Inc.	182	9,200
Hershey Co. (The)	35	3,439
Ingredion, Inc.	105	13,717
J.M. Smucker Co. (The)	203	25,639
Kellogg Co.	49	3,244
Tyson Foods, Inc., Class A	1,127	83,826
		281,837

	Shares	Value
Gas Utilities — 0.1%
National Fuel Gas Co.	126	$6,228
Health Care Equipment and Supplies — 0.4%
Danaher Corp.	140	13,689
Medtronic plc	168	13,422
		27,111
Health Care Providers and Services — 8.4%
Aetna, Inc.	77	13,634
Anthem, Inc.	462	108,745
Centene Corp.(1)	658	66,734
Cigna Corp.	175	34,281
DaVita, Inc.(1)	665	47,893
Express Scripts Holding Co.(1)	1,295	97,708
HCA Healthcare, Inc.	175	17,369
Humana, Inc.	175	47,568
Laboratory Corp. of America Holdings(1)	77	13,298
McKesson Corp.	91	13,580
MEDNAX, Inc.(1)	504	27,710
Patterson Cos., Inc.	434	13,706
UnitedHealth Group, Inc.	63	14,248
Universal Health Services, Inc., Class B	119	13,590
WellCare Health Plans, Inc.(1)	266	51,580
		581,644
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	196	13,114
Cracker Barrel Old Country Store, Inc.	42	6,556
Darden Restaurants, Inc.	217	20,005
Las Vegas Sands Corp.	469	34,148
McDonald's Corp.	28	4,417
Royal Caribbean Cruises Ltd.	105	13,293
Six Flags Entertainment Corp.	210	13,459
Wyndham Worldwide Corp.	112	12,967
Yum China Holdings, Inc.	336	14,556
		132,515
Household Durables — 1.6%
Garmin Ltd.	609	36,077
Tupperware Brands Corp.	133	6,524
Whirlpool Corp.	399	64,809
		107,410
Household Products — 2.2%
Clorox Co. (The)	266	34,335
Colgate-Palmolive Co.	308	21,243
Kimberly-Clark Corp.	420	46,586
Procter & Gamble Co. (The)	595	46,720
		148,884
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The)	1,316	14,305
Calpine Corp.(1)	2,100	31,962
		46,267
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	126	12,967

	Shares	Value
Honeywell International, Inc.	91	$13,751
		26,718
Insurance — 3.3%
Aflac, Inc.	161	14,310
Allstate Corp. (The)	147	13,562
Everest Re Group Ltd.	56	13,454
FNF Group	91	3,634
Hartford Financial Services Group, Inc. (The)	252	13,318
Old Republic International Corp.	1,694	33,931
Principal Financial Group, Inc.	273	17,016
Prudential Financial, Inc.	882	93,774
Travelers Cos., Inc. (The)	98	13,622
Unum Group	266	13,555
		230,176
Internet and Direct Marketing Retail — 0.2%
Liberty Interactive Corp. QVC Group, Class A(1)	497	14,348
Internet Software and Services — 1.3%
Akamai Technologies, Inc.(1)	287	19,361
SINA Corp.(1)	588	68,755
		88,116
IT Services — 4.1%
Accenture plc, Class A	119	19,160
Booz Allen Hamilton Holding Corp.	497	18,851
Euronet Worldwide, Inc.(1)	175	14,852
Genpact Ltd.	448	14,054
International Business Machines Corp.	784	122,171
MAXIMUS, Inc.	210	14,066
Paychex, Inc.	308	20,060
Teradata Corp.(1)	518	19,073
Visa, Inc., Class A	154	18,933
Western Union Co. (The)	1,036	20,533
		281,753
Leisure Products — 0.6%
Brunswick Corp.	476	27,227
Polaris Industries, Inc.	119	13,565
		40,792
Machinery — 1.0%
AGCO Corp.	196	13,054
Allison Transmission Holdings, Inc.	329	13,038
Caterpillar, Inc.	91	14,072
Cummins, Inc.	84	14,126
Ingersoll-Rand plc	154	13,675
		67,965
Media — 1.8%
Cinemark Holdings, Inc.	182	7,746
Comcast Corp., Class A	350	12,674
Discovery Communications, Inc., Class A(1)	1,729	42,049
Omnicom Group, Inc.	49	3,735
Time Warner, Inc.	147	13,665
Viacom, Inc., Class B	1,232	41,075
		120,944

	Shares	Value
Metals and Mining — 1.2%
Alcoa Corp.(1)	861	$38,719
Freeport-McMoRan, Inc.(1)	763	14,192
United States Steel Corp.	735	31,980
		84,891
Multi-Utilities — 2.2%
Ameren Corp.	308	16,724
CenterPoint Energy, Inc.	1,708	46,202
CMS Energy Corp.	77	3,269
Consolidated Edison, Inc.	623	46,657
DTE Energy Co.	35	3,527
MDU Resources Group, Inc.	504	13,250
Public Service Enterprise Group, Inc.	280	13,560
Vectren Corp.	140	8,435
		151,624
Multiline Retail — 2.3%
Kohl's Corp.	651	43,025
Macy's, Inc.	1,092	32,116
Target Corp.	1,106	83,403
		158,544
Oil, Gas and Consumable Fuels — 2.7%
Chevron Corp.	119	13,319
Exxon Mobil Corp.	728	55,139
HollyFrontier Corp.	301	12,892
Marathon Oil Corp.	847	12,298
Marathon Petroleum Corp.	203	13,004
Phillips 66	147	13,284
Valero Energy Corp.	749	67,725
		187,661
Personal Products — 0.5%
Herbalife Ltd.(1)	203	18,696
Nu Skin Enterprises, Inc., Class A	196	13,799
		32,495
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	56	3,707
Eli Lilly & Co.	42	3,235
Johnson & Johnson	315	40,912
Merck & Co., Inc.	1,015	55,034
Pfizer, Inc.	3,136	113,868
		216,756
Professional Services — 0.2%
ManpowerGroup, Inc.	112	13,268
Real Estate Management and Development — 1.2%
CBRE Group, Inc., Class A(1)	308	14,399
Jones Lang LaSalle, Inc.	427	68,580
		82,979
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	273	15,722
Cirrus Logic, Inc.(1)	322	14,268
Intel Corp.	2,135	105,234
Micron Technology, Inc.(1)	1,596	77,901

	Shares	Value
ON Semiconductor Corp.(1)	623	$14,902
Qorvo, Inc.(1)	511	41,243
		269,270
Software — 1.2%
CA, Inc.	546	19,165
Microsoft Corp.	210	19,692
Nuance Communications, Inc.(1)	840	13,490
Oracle Corp.(New York)	385	19,508
Symantec Corp.	511	13,434
		85,289
Specialty Retail — 2.2%
AutoNation, Inc.(1)	252	12,653
Bed Bath & Beyond, Inc.	1,253	26,864
Best Buy Co., Inc.	812	58,821
Foot Locker, Inc.	581	26,674
Gap, Inc. (The)	420	13,264
Williams-Sonoma, Inc.	259	13,406
		151,682
Technology Hardware, Storage and Peripherals — 7.7%
Apple, Inc.	693	123,437
Hewlett Packard Enterprise Co.	5,264	97,858
HP, Inc.	4,270	99,875
NCR Corp.(1)	861	28,413
NetApp, Inc.	924	55,948
Seagate Technology plc	1,092	58,313
Western Digital Corp.	819	71,286
		535,130
Textiles, Apparel and Luxury Goods — 1.7%
Michael Kors Holdings Ltd.(1)	651	40,967
PVH Corp.	91	13,130
Ralph Lauren Corp.	434	45,935
Tapestry, Inc.	273	13,898
		113,930
Thrifts and Mortgage Finance — 0.7%
MGIC Investment Corp.(1)	966	13,321
New York Community Bancorp, Inc.	1,512	20,593
Radian Group, Inc.	644	13,215
		47,129
Tobacco — 1.2%
Altria Group, Inc.	406	25,558
Philip Morris International, Inc.	532	55,088
		80,646
Trading Companies and Distributors — 0.4%
HD Supply Holdings, Inc.(1)	378	13,702
W.W. Grainger, Inc.	49	12,816
		26,518
TOTAL COMMON STOCKS (Cost $7,064,350)		6,894,139

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,837)	9,837	$9,837
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,074,187)		6,903,976
OTHER ASSETS AND LIABILITIES — 0.1%		4,825
TOTAL NET ASSETS — 100.0%		$6,908,801

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2018 (UNAUDITED)
	Diversified Corporate Bond ETF	STOXX® U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $12,492,375 and $7,074,187, respectively)	$12,292,447	$6,903,976
Cash	—	474
Receivable for investments sold	—	62
Interest and dividends receivable	127,039	14,477
	12,419,486	6,918,989

Liabilities
Payable for investments purchased	—	8,653
Accrued management fees	4,296	1,535
	4,296	10,188

Net Assets	$12,415,190	$6,908,801

Shares outstanding (unlimited number of shares authorized)	252,000	175,001

Net Asset Value Per Share	$49.27	$39.48

Net Assets Consist of:
Capital paid in	$12,610,446	$7,110,593
Undistributed net investment income	47,718	17,725
Accumulated net realized loss	(43,046)	(49,306)
Net unrealized depreciation	(199,928)	(170,211)
	$12,415,190	$6,908,801

See Notes to Financial Statements.

Statements of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2018 (UNAUDITED)(1)
	Diversified Corporate Bond ETF	STOXX® U.S. Quality Value ETF
Investment Income (Loss)
Income:
Interest	$55,115	—
Dividends	—	$20,207
	55,115	20,207

Expenses:
Management fees	7,397	2,482

Net investment income (loss)	47,718	17,725

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(43,046)	(49,306)
Change in net unrealized appreciation (depreciation) on investments	(199,928)	(170,211)

Net realized and unrealized gain (loss)	(242,974)	(219,517)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(195,256)	$(201,792)

(1)	January 11, 2018 (fund inception) through February 28, 2018.

See Notes to Financial Statements.

Statements of Changes in Net Assets

PERIOD ENDED FEBRUARY 28, 2018 (UNAUDITED)(1)
	Diversified Corporate Bond ETF	STOXX® U.S. Quality Value ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,718	$17,725
Net realized gain (loss)	(43,046)	(49,306)
Change in net unrealized appreciation (depreciation)	(199,928)	(170,211)
Net increase (decrease) in net assets resulting from operations	(195,256)	(201,792)

Capital Share Transactions
Proceeds from shares sold	12,610,446	7,110,593
Net increase (decrease) in net assets from capital share transactions	12,610,446	7,110,593

Net increase (decrease) in net assets	12,415,190	6,908,801

Net Assets
End of period	$12,415,190	$6,908,801

Undistributed net investment income	$47,718	$17,725

Transactions in Shares of the Fund
Sold	252,000	175,001
Net increase (decrease) in shares of the fund	252,000	175,001

(1)	January 11, 2018 (fund inception) through February 28, 2018.

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2018 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF) and American Century STOXX® U.S. Quality Value ETF (STOXX® U.S. Quality Value ETF) (collectively, the funds) are two funds in a series issued by the trust. Diversified Corporate Bond ETF's investment objective is to seek to provide current income. STOXX® U.S. Quality Value ETF's investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index. Shares of each fund are listed for trading on the NYSE Arca, Inc. The funds commenced sale on January 11, 2018, the funds’ inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the funds determine that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the funds may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the funds to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The funds monitor for significant events occurring after the close of an investment’s primary exchange but before each fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared and paid monthly for Diversified Corporate Bond ETF. Distributions from net investment income, if any, are declared and paid quarterly for STOXX® U.S. Quality Value ETF. Distributions from net realized gains, if any, are generally declared and paid annually for both funds.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM) and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and expenses incurred in connection with the provision of shareholder and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any, will be paid by ACIM. The fee is computed and accrued daily based on each fund's daily net assets and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.45%
STOXX® U.S. Quality Value ET	0.29%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in-kind transactions, for the period January 11, 2018 (fund inception) through February 28, 2018 were as follows:

	Purchases	Sales
Diversified Corporate Bond ETF	$5,288,889	$2,837,083
STOXX® U.S. Quality Value ETF	$2,290,408	$2,281,375

Securities received or delivered in-kind through subscriptions and redemptions and in-kind net realized gain (loss) for the period January 11, 2018 (fund inception) through February 28, 2018 were as follows:

	In-kind Subscriptions	In-kind Redemptions	In-kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$9,784,122	—	—
STOXX® U.S. Quality Value ETF	$7,104,957	—	—
*Net realized gain (loss) on in-kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of each fund’s shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof for Diversified Corporate Bond ETF and 25,000 shares or multiples thereof for STOXX® U.S. Quality Value ETF (Creation Units) to authorized participants who have entered into agreements with the funds’ distributor. Diversified Corporate Bond ETF will generally issue and redeem Creation Units in return for a basket of cash and/or securities that the fund specifies each day. STOXX® U.S. Quality Value ETF will generally issue and redeem Creation Units in return for a basket of securities (and an amount of cash) that the fund specifies each day.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedules of Investments provides additional information on the funds’ portfolio holdings.
Diversified Corporate Bond ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$12,083,188	—
Temporary Cash Investments	$209,259	—	—
	$209,259	$12,083,188	—

STOXX® U.S. Quality Value ETF

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,894,139	—	—
Temporary Cash Investments	9,837	—	—
	$6,903,976	—	—

7. Risk Factors

To the extent STOXX® U.S. Quality Value ETF concentrates in a specific industry or a group of industries, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries

The funds’ investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Diversified Corporate Bond ETF	STOXX® U.S. Quality Value ETF
Federal tax cost of investments	$12,493,934	$7,091,335
Gross tax appreciation of investments	$1,262	$95,631
Gross tax depreciation of investments	(202,749)	(282,990)
Net tax appreciation (depreciation) of investments	$(201,487)	$(187,359)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(5)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2018(3)	$50.00	0.19	(0.92)	(0.73)	$49.27	(1.47)%	0.45%(4)	2.90%(4)	23%	$12,415
STOXX® U.S. Quality Value ETF
2018(3)	$40.37	0.11	(1.00)	(0.89)	$39.48	(2.22)%	0.29%(4)	2.07%(4)	36%	$6,909

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	January 11, 2018 (fund inception) through February 28, 2018 (unaudited).

(4)	Annualized.

(5)	Excludes securities received or delivered in-kind.

See Notes to Financial Statements.

Approval of Management Agreement

The Funds’ Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Funds. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Funds’ characteristics and key attributes, the rationale for launching the Funds, the experience of the staff designated to manage the Funds, the proposed pricing, and the markets in which the Funds would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management and other services to be provided by the Advisor to the Funds;

•	the wide range of other programs and services the Advisor would provide to each Fund and its shareholders on a routine and non-routine basis;

•	each Fund’s proposed investment objective and strategy, including a discussion of each Fund's anticipated investment performance and proposed benchmark;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each Fund's fee to the total expense ratio of peer funds. The annual management fee charged to shareholders of the American Century Diversified Corporate Bond ETF was below the median of the total expense ratios of its peer universe, while the annual management fee charged to shareholders of the American Century STOXX® U.S. Quality Value ETF was above the median of the total expense ratios of its peer universe and within the range of a more focused comparative set.

When considering the approval of the management agreement for the Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the Funds and the risk that the Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-833-ACI-ETFS. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancenturyetfs.com and, upon request, by calling 1-833-ACI-ETFS.

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93830 1804

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2018